QUARTERLY INFORMATION (Details 1) - $ / shares	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Quarterly Financial Information [Line Items]
Dividends Declared (in dollars per share)	$ 0.250	$ 0.250	$ 0.190	$ 0.190	$ 0.190	$ 0.190	$ 0.165	$ 0.165
Low Bid (in dollars per share)	28.25	26.57	26.26	27.30	26.75	24.25	23.75	22.30
High Bid (in dollars per share)	$ 32.00	$ 30.00	$ 27.50	$ 28.55	$ 29.00	$ 29.00	$ 24.59	$ 25.38